Cost of Sales	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Cost of Sales	Cost of Sales

	Year ended December 31,
	2025	2024
Materials	$67,833	$44,212
Salaries and benefits	88,559	61,348
Contracted services	78,690	42,967
Maintenance costs	53,677	31,974
Utilities	19,027	12,484
Other costs	2,930	1,131
Change in inventory (excluding depreciation and depletion)	(18,858)	(1,250)
Cost of production	291,858	192,866
Sales expense	34,124	11,107
Other expense	1,070	—
Depreciation and depletion	132,599	83,287
Change in inventory (depreciation and depletion)	(18,436)	2,446
	$441,215	$289,706